Accounts and transactions with related parties (Tables)	12 Months Ended
Dec. 31, 2023
Accounts And Transactions With Related Parties
Schedule of accounts receivable from related parties

Tax ID	Company	Country of origin	Ref.	Relationship	Transaction	Currency	As of December 31, 2023	As of December 31, 2022
							ThCh$	ThCh$
6,062,786-K	Andrónico Luksic Craig (*)	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	205	438
6,525,286-4	Francisco Pérez Mackenna	Chile	(1)	Chairman of CCU	Sales of products	CLP	61	160
6,770,473-8	Armin Kunstmann Telge	Chile	(1)	Chairman of subsidiary	Sales of products	CLP	33	98
52,000,721-0	Representaciones Chile Beer Kevin Michael Szot E.I.R.L.	Chile	(4)	Shareholder of subsidiary	Sale of shares	CLP	6,588	4,197
52,000,721-0	Representaciones Chile Beer Kevin Michael Szot E.I.R.L.	Chile	(1)	Shareholder of subsidiary	Sales of products	CLP	12,098	988
76,002,201-2	SAAM Puertos S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	55	49
76,115,132-0	Canal 13 SpA.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	–	134
76,178,803-5	Viña Tabalí S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	1,272	1,935
76,275,453-3	Tech Pack S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	23	50
76,363,269-5	Inversiones Alabama Ltda.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	–	718
76,380,217-5	Hapag-Lloyd Chile SpA.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	8,602	1,153
76,455,830-8	Watts S.A. (ex Diwatts S.A.)	Chile	(1)	Related joint venture shareholder of the subsidiary	Sales of products	CLP	6,522	848
76,486,051-9	Inversiones Río Elqui SpA.	Chile	(1)	Related to non-controlling subsidiary	Sales of products	CLP	27,853	14,203
77,003,342-K	Origen Patagónico SpA.	Chile	(1)	Related to non-controlling subsidiary	Sales of products	CLP	–	10,663
77,051,330-8	Cervecería Kunstmann Ltda.	Chile	(6)	Related to non-controlling subsidiary	Sales of products	CLP	677,731	–
77,051,330-8	Cervecería Kunstmann Ltda.	Chile	(1)	Related to non-controlling subsidiary	Services provided	CLP	61,708	25,098
77,051,330-8	Cervecería Kunstmann Ltda.	Chile	(1)	Related to non-controlling subsidiary	Sales of products	CLP	219,304	857,808
77,191,070-K	Banchile Corredores de Seguros Ltda.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	339	500
77,755,610-K	Comercial Patagona Ltda.	Chile	(1)	Subsidiary of joint venture	Sales of products	CLP	3,441,112	2,789,247
78,053,790-6	Servipag Ltda.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	866	2,227
78,259,420-6	Inversiones PFI Chile Ltda.	Chile	(1)	Shareholder of joint operation of the subsidiary	Services provided	CLP	963,889	4,326
78,306,560-6	Inmobiliaria e Inversiones Río Claro S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	83	184
81,095,400-0	Sonacol S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	459	1,099
81,148,200-5	Ferrocarril de Antofagasta a Bolivia S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	509	4,250
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	(1)	Shareholder of subsidiary	Advance purchase	CLP	800,000	796,841
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	(3)	Shareholder of subsidiary	Loan	UF	–	74,663
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	(1)	Shareholder of subsidiary	Sales of products	CLP	–	3,015
84,356,800-9	Watts S.A. (fusionada con ex Diwatts) (**)	Chile	(1)	Related joint venture shareholder of the subsidiary	Sales of products	CLP	–	14,783
90,160,000-7	Compañía Sud Americana de Vapores S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	456	1,325
90,703,000-8	Nestlé Chile S.A.	Chile	(1)	Shareholder of subsidiary	Services provided	CLP	–	113,782
90,703,000-8	Nestlé Chile S.A.	Chile	(1)	Shareholder of subsidiary	Sales of products	CLP	31,571	37,836
91,021,000-9	Invexans S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	58	–
91,705,000-7	Quiñenco S.A.	Chile	(1)	Controller's shareholder	Sales of products	CLP	4,739	4,085
92,011,000-2	Empresa Nacional de Energía Enex S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	11,453	2,579
94,625,000-7	Inversiones ENEX S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	245,920	275,402
96,536,010-7	Inversiones Consolidadas Ltda.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	626	683
96,571,220-8	Banchile Corredores de Bolsa S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	4,976	3,068
96,591,040-9	Empresas Carozzi S.A.	Chile	(1)	Shareholder of joint operation of the subsidiary	Sales of products	CLP	32,759	41,492
96,610,780-4	Portuaria Corral S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	596	232
96,645,790-2	Socofin S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	372	174
96,657,210-8	Transportes Fluviales Corral S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	471	301
96,767,630-6	Banchile Administradora General Fondos. S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	14	–
96,810,030-0	RDF Media SpA.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	424	957
96,908,930-0	San Vicente Terminal Internacional S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	4,735	3,716
96,908,970-K	San Antonio Terminal Internacional S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	875	2,410
96,919,980-7	Cervecería Austral S.A.	Chile	(1)	Joint venture	Services provided	CLP	1,224,351	692,100
97,004,000-5	Banco de Chile	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	28,323	73,164
99,506,030-2	Muellaje del Maipo S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	5,307	5,601
99,511,240-K	Antofagasta Terminal Internacional S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	–	4,623
0-E	Aguas de Origen S.A.	Argentina	(2)	Joint venture of subsidiary	Services provided	ARS	1,084,888	–
0-E	Central Cervecera de Colombia S.A.S.	Colombia	(2)	Joint venture of subsidiary	Sales of products	USD	13,136	15,333
0-E	Nestlé Waters Marketing & Distribution S.A.S.	France	(2)	Related to the subsidiary's shareholder	Services provided	Euros	69,111	69,802
0-E	Amstel Brouwerijen B.V.	Netherlands	(2)	Related to the controller's shareholder	Royalty	Euros	46,055	–
0-E	Heineken Brouwerijen B.V.	Netherlands	(2)	Related to the controller's shareholder	Services provided	Euros	–	239,791
0-E	Fundación Ramón T. Cartes	Paraguay	(2)	Related until March 16, 2023	Donations	PYG	–	718
0-E	Gráfica Editorial Inter-Sudamericana S.A.	Paraguay	(2)	Related until March 16, 2023	Sales of products	PYG	–	345
0-E	Prana S.A.	Paraguay	(2)	Related until March 16, 2023	Services provided	PYG	–	4,905
Total							9,040,528	6,204,099

(*) Chairman of the Board of Directors until December 29, 2023.

(**) Single Tax Identification Number (RUT) valid until October 31, 2023.

Non Current:

Tax ID	Company	Country of origin	Ref.	Relationship	Transaction	Currency	As of December 31, 2023	As of December 31, 2022
							ThCh$	ThCh$
52,000,721-0	Representaciones Chile Beer Kevin Michael Szot E.I.R.L.	Chile	(4)	Shareholder of subsidiary	Sale of shares	CLP	42,506	42,506
Total							42,506	42,506

Schedule of accounts payable to related parties

Tax ID	Company	Country of origin	Ref.	Relationship	Transaction	Currency	As of December 31, 2023	As of December 31, 2022
							ThCh$	ThCh$
52,000,721-0	Representaciones Chile Beer Kevin Michael Szot E.I.R.L.	Chile	(1)	Shareholder of subsidiary	Services received	CLP	23,375	17,283
71,238,300-3	Fundación Teletón	Chile	(1)	Related until December 31, 2023	Services received	CLP	–	208,238
76,115,132-0	Canal 13 SpA.	Chile	(1)	Related to the controller's shareholder	Services received	CLP	92,268	279,560
76,380,217-5	Hapag-Lloyd Chile SpA.	Chile	(1)	Related to the controller's shareholder	Services received	CLP	8,363	7,138
76,455,830-8	Watts S.A. (ex Diwatts S.A.)	Chile	(1)	Related joint venture shareholder of the subsidiary	Purchase of products	CLP	1,218,335	302,729
76,729,932-K	Saam Logistics S.A.	Chile	(1)	Related to the controller's shareholder	Services received	CLP	513,428	157,287
77,003,342-K	Origen Patagónico SpA.	Chile	(1)	Related to non-controlling subsidiary	Services received	CLP	456	–
77,051,330-8	Cervecería Kunstmann Ltda.	Chile	(1)	Related to non-controlling subsidiary	Services received	CLP	–	996
77,450,163-0	Panda SpA.	Chile	(5)	Shareholder of subsidiary	Balance of purchase of shares	CLP	250,000	–
77,486,593-4	MBB SpA.	Chile	(5)	Shareholder of subsidiary	Balance of purchase of shares	CLP	250,000	–
77,755,610-K	Comercial Patagona Ltda.	Chile	(1)	Subsidiary of joint venture	Services received	CLP	171,590	311,959
78,053,790-6	Servipag Ltda.	Chile	(1)	Related to the controller's shareholder	Services received	CLP	3,671	1,173
78,259,420-6	Inversiones PFI Chile Ltda.	Chile	(1)	Shareholder of joint operation of the subsidiary	Purchase of products	CLP	1,564,090	1,147,715
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	(1)	Shareholder of subsidiary	Services received	CLP	–	2,090
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	(1)	Shareholder of subsidiary	Purchase of products	CLP	27,670	–
84,356,800-9	Watts S.A. (fusionada con ex Diwatts S.A.) (**)	Chile	(2)	Related joint venture shareholder of the subsidiary	Royalty	USD	–	15,995
90,703,000-8	Nestlé Chile S.A.	Chile	(1)	Shareholder of subsidiary	Purchase of products	CLP	–	11,464
91,705,000-7	Quiñenco S.A.	Chile	(1)	Controller's shareholder	Services received	CLP	–	10,473
92,011,000-2	Empresa Nacional de Energía Enex S.A.	Chile	(1)	Related to the controller's shareholder	Purchase of products	CLP	9,527	95,039
94,058,000-5	Servicios Aeroportuarios Aerosan S.A.	Chile	(1)	Related to the controller's shareholder	Services received	CLP	381	548
94,625,000-7	Inversiones ENEX S.A.	Chile	(1)	Related to the controller's shareholder	Services received	CLP	10,966	12,258
96,591,040-9	Empresas Carozzi S.A.	Chile	(1)	Shareholder of joint operation of the subsidiary	Services received	CLP	33,026	–
96,591,040-9	Empresas Carozzi S.A.	Chile	(2)	Shareholder of joint operation of the subsidiary	Purchase of products	USD	16,989	–
96,591,040-9	Empresas Carozzi S.A.	Chile	(1)	Shareholder of joint operation of the subsidiary	Purchase of products	CLP	782,698	429,337
96,657,690-1	Inversiones Punta Brava S.A.	Chile	(1)	Related to the controller	Services received	CLP	–	30,487
96,798,520-1	SAAM Extraportuarios S.A.	Chile	(1)	Related to the controller's shareholder	Services received	CLP	–	16,350
96,810,030-0	RDF Media SpA.	Chile	(1)	Related to the controller's shareholder	Services received	CLP	14,676	2,977
96,908,970-K	San Antonio Terminal Internacional S.A.	Chile	(1)	Related to the controller's shareholder	Services received	CLP	288	5,479
96,919,980-7	Cervecería Austral S.A.	Chile	(1)	Joint venture	Purchase of products	CLP	1,908,328	3,277,811
96,919,980-7	Cervecería Austral S.A.	Chile	(1)	Joint venture	Royalty	CLP	744,554	2,058,046
97,004,000-5	Banco de Chile	Chile	(1)	Related to the controller's shareholder	Services received	CLP	11,261	193,814
0-E	Paulaner Brauerei Gruppe GmbH & Co. KGaA	Germany	(2)	Related to the controller's shareholder	Purchase of products	USD	–	1,800
0-E	Aguas de Origen	Argentina	(2)	Joint venture of subsidiary	Consignation	ARS	9,229,527	–
0-E	Ecor Ltda.	Bolivia	(2)	Related to the subsidiary's shareholder	Services received	BOB	91,998	–
0-E	Premium Brands S.R.L.	Bolivia	(2)	Related to the subsidiary's shareholder	Purchase of products	BOB	–	860
0-E	Central Cervecera de Colombia S.A.S.	Colombia	(2)	Joint venture of subsidiary	Services received	USD	1,963	1,286
0-E	Nestlé Waters Management & Technology S.A.S.	France	(2)	Related to the subsidiary's shareholder	Services received	Euros	4,512	27,182
0-E	Nestlé Waters Marketing & Distribution S.A.S.	France	(2)	Related to the subsidiary's shareholder	Purchase of products	Euros	29,341	502
0-E	Heineken Brouwerijen B.V.	Netherlands	(2)	Related to the controller's shareholder	Purchase of products	USD	3,938,038	2,992,097
0-E	Heineken Brouwerijen B.V.	Netherlands	(2)	Related to the controller's shareholder	Royalty	USD	88,757	16,876
0-E	Heineken Brouwerijen B.V.	Netherlands	(2)	Related to the controller's shareholder	Royalty	Euros	34,041,624	22,406,932
0-E	Heineken Supply Chain B.V.	Netherlands	(2)	Related to the controller's shareholder	Purchase of products	Euros	21	9
0-E	Emprendimientos Hoteleros S.A.E.C.A.	Paraguay	(2)	Related until March 16, 2023	Services received	PYG	–	8,160
0-E	Enex Paraguay S.A.E.	Paraguay	(2)	Related to the controller's shareholder	Purchase of products	PYG	1,131	6,850
0-E	Gráfica Editorial Inter-Sudamericana S.A.	Paraguay	(2)	Related until March 16, 2023	Services received	PYG	–	6,172
0-E	La Misión S.A.	Paraguay	(2)	Related until March 16, 2023	Services received	PYG	–	439
0-E	Palermo S.A.	Paraguay	(2)	Related until March 16, 2023	Services received	PYG	–	3,544
0-E	Prana S.A.	Paraguay	(2)	Related until March 16, 2023	Services received	PYG	–	128,988
0-E	Société des Produits Nestlé S.A.	Switzerland	(2)	Related to the subsidiary's shareholder	Royalty	Others currencies	57,778	84,465
Total							55,140,630	34,282,408

(**) Single Tax Identification Number (RUT) valid until October 31, 2023.

Non Current:

Tax ID	Company	Country of origin	Ref.	Relationship	Transaction	Currency	As of December 31, 2023	As of December 31, 2022
							ThCh$	ThCh$
77,450,163-0	Panda SpA.	Chile	(5)	Shareholder of subsidiary	Balance of purchase of shares	CLP	268,041	–
77,486,593-4	MBB SpA.	Chile	(5)	Shareholder of subsidiary	Balance of purchase of shares	CLP	268,042	–
Total							536,083	–

Schedule of most significant transaction with related parties

Tax ID	Company	Country of origin	Relationship	Transaction	2023		2022
					Amounts	(Charges)/Credits (Effect on Income)	Amounts	(Charges)/Credits (Effect on Income)
					ThCh$	ThCh$	ThCh$	ThCh$
6,062,786-K	Andrónico Luksic Craig (*)	Chile	Chairman of CCU	Sales of products	5,399	3,509	7,069	4,595
6,525,286-4	Francisco Pérez Mackenna	Chile	Director	Sales of products	108	102	1,747	1,660
6,770,473-8	Armin Kunstmann Telge	Chile	Chairman of subsidiary	Sales of products	180	171	190	181
76,115,132-0	Canal 13 SpA.	Chile	Related to the controller's shareholder	Services received	1,222,804	(1,222,804)	1,155,452	(1,155,452)
76,178,803-5	Viña Tabalí S.A.	Chile	Related to the controller's shareholder	Services provided	–	–	1,849	1,849
76,313,970-0	Inversiones Irsa Ltda.	Chile	Related to the controller	Dividends paid	2,813,685	–	8,471,325	–
76,380,217-5	Hapag-Lloyd Chile SpA.	Chile	Related to the controller's shareholder	Services received	138,858	–	573,035	–
76,486,051-9	Inversiones Río Elqui SpA.	Chile	Related to non-controlling subsidiary	Loan payment	–	–	26,088	(1,088)
76,729,932-K	SAAM Logistics S.A.	Chile	Related to the controller's shareholder	Services received	450,508	–	667,898	–
76,800,322-K	Yanghe Chile SpA.	Chile	Shareholder of subsidiary	Dividends paid	1,871,881	–	2,240,801	–
77,051,330-8	Cervecería Kunstmann Ltda.	Chile	Related to non-controlling subsidiary	Sales of products	739,372	554,529	832,185	644,128
77,051,330-8	Cervecería Kunstmann Ltda.	Chile	Related to non-controlling subsidiary	Services received	145,231	(145,231)	144,026	(144,026)
77,450,163-0	Panda SpA.	Chile	Shareholder of subsidiary	Purchase of shares	1,000,000	–	–	–
77,486,593-4	MBB SpA.	Chile	Shareholder of subsidiary	Purchase of shares	1,000,000	–	–	–
77,755,610-K	Comercial Patagona Ltda.	Chile	Subsidiary of joint venture	Services received	900,166	(900,166)	499,147	(499,147)
77,755,610-K	Comercial Patagona Ltda.	Chile	Subsidiary of joint venture	Sales of products	6,584,400	4,240,894	11,376,459	7,327,373
78,259,420-6	Inversiones PFI Chile Ltda.	Chile	Shareholder of joint operation	Services received	344,652	(344,652)	–	–
78,259,420-6	Inversiones PFI Chile Ltda.	Chile	Shareholder of joint operation	Purchase of products	21,182,529	–	20,804,801	–
78,259,420-6	Inversiones PFI Chile Ltda.	Chile	Shareholder of joint operation	Services provided	6,584,400	6,584,400	4,136,850	4,136,850
79,985,340-K	Cervecera Valdivia S.A.	Chile	Shareholder of subsidiary	Dividends paid	2,023,511	–	2,497,851	–
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	Shareholder of subsidiary	Sales of products	12,494	8,249	9,021	5,956
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	Shareholder of subsidiary	Purchase of products	8,533,943	–	5,414,220	–
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	Shareholder of subsidiary	Dividends paid	1,617,375	–	2,655,807	–
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	Shareholder of subsidiary	Loan recovery	71,381	722	32,772	2,751
90,703,000-8	Nestlé Chile S.A.	Chile	Shareholder of subsidiary	Dividends paid	6,876,759	–	8,447,312	–
91,705,000-7	Quiñenco S.A.	Chile	Controller's shareholder	Sales of products	45,293	33,970	39,859	27,941
92,011,000-2	Empresa Nacional de Energía Enex S.A.	Chile	Related to the controller's shareholder	Purchase of fixed assets	–	–	173,828	–
92,011,000-2	Empresa Nacional de Energía Enex S.A.	Chile	Related to the controller's shareholder	Purchase of products	374,278	(374,278)	293,324	(293,324)
92,011,000-2	Empresa Nacional de Energía Enex S.A.	Chile	Related to the controller's shareholder	Services received	445,859	(445,859)	502,566	(502,566)
93,920,000-2	Antofagasta Minerals S.A.	Chile	Related to the controller's shareholder	Sales of products	259	192	1,405	1,042
94,625,000-7	Inversiones Enex S.A.	Chile	Related to the controller's shareholder	Sales of products	2,235,409	1,587,187	1,953,745	1,387,200
96,427,000-7	Inversiones y Rentas S.A.	Chile	Controller	Dividends paid	24,275,754	–	73,088,417	–
96,427,000-7	Inversiones y Rentas S.A.	Chile	Controller	Services provided	11,602	11,602	10,557	10,557
96,571,220-8	Banchile Corredores de Bolsa S.A.	Chile	Related to the controller's shareholder	Investments	95,600,000	–	149,300,000	–
96,571,220-8	Banchile Corredores de Bolsa S.A.	Chile	Related to the controller's shareholder	Investment Rescue	96,739,832	139,832	148,410,149	110,149
96,591,040-9	Empresas Carozzi S.A.	Chile	Shareholder of joint operation	Sales of products	164,423	156,202	137,697	129,228
96,591,040-9	Empresas Carozzi S.A.	Chile	Shareholder of joint operation	Purchase of products	7,529,691	–	6,177,739	–
96,657,690-1	Inversiones Punta Brava S.A.	Chile	Related to the controller's shareholder	Services received	153,253	(153,253)	449,860	(449,860)
96,657,690-1	Inversiones Punta Brava S.A.	Chile	Related to the controller's shareholder	Sales of products	1,313	919	1,177	824
96,689,310-9	Transbank S.A.	Chile	Related to the controller's shareholder	Services received	228,315	(228,315)	311,390	(311,390)
96,798,520-1	SAAM Extraportuario S.A.	Chile	Related to the controller's shareholder	Services received	130,016	–	243,771	–
96,810,030-0	RDF Media SpA.	Chile	Related to the controller's shareholder	Services received	78,765	(78,765)	103,396	(103,396)
96,919,980-7	Cervecería Austral S.A.	Chile	Joint venture	Dividends received	1,190,908	–	3,374,340	–
96,919,980-7	Cervecería Austral S.A.	Chile	Joint venture	Sales of products	171,926	123,998	146,738	105,831
96,919,980-7	Cervecería Austral S.A.	Chile	Joint venture	Purchase of products	25,295,168	–	23,629,417	–
96,919,980-7	Cervecería Austral S.A.	Chile	Joint venture	Services provided	406,768	406,768	376,620	376,620
96,919,980-7	Cervecería Austral S.A.	Chile	Joint venture	Royalty	4,552,895	(4,552,895)	5,628,246	(5,628,246)
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Interests	15,202	(15,202)	267,368	(267,368)
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Services received	5,589	(5,589)	42,572	(42,572)
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Sales of products	320,417	286,706	257,898	230,765
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Derivatives	62,119,774	(148,869)	77,238,037	(234,142)
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Investments	35,000,000	–	282,850,110	–
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Investment Rescue	35,088,765	88,765	305,336,443	495,848
0-E	Aguas de Origen S.A. (7)	Argentina	Joint venture of subsidiary	Loan payment	545,944	–	–	–
0-E	Aguas de Origen S.A.	Argentina	Joint venture of subsidiary	Capital contribution	4,545,020	–	–	–
0-E	Aguas de Origen S.A.	Argentina	Joint venture of subsidiary	Purchase of products	2,094,249	–	–	–
0-E	Aguas de Origen S.A.	Argentina	Joint venture of subsidiary	Services provided	6,905,615	6,905,615	–	–
0-E	Aguas de Origen S.A. (7)	Argentina	Joint venture of subsidiary	Loan	1,716,741	283,599	–	–
0-E	Aguas de Origen S.A.	Argentina	Joint venture of subsidiary	Consignation sales	50,786,322	–	–	–
0-E	Ecor Ltda.	Bolivia	Related to the subsidiary's shareholder	Services received	38,930	(38,930)	78,996	(78,996)
0-E	Inversiones BEBINV S.A.	Bolivia	Related to the subsidiary's shareholder	Capital contribution	2,631,809	–	1,648,121	–
0-E	Central Cervecera de Colombia S.A.S.	Colombia	Joint venture	Capital contribution	4,176,846	–	10,328,704	–
0-E	Water Latam S.L.	Spain	Associate controller	Purchase of shares	–	–	25,594,237	–
0-E	Amstel Brouwerijen B.V.	Netherlands	Related to the controller's shareholder	Royalty	479,859	(479,859)	971,055	(971,055)
0-E	Heineken Brouwerijen B.V.	Netherlands	Related to the controller's shareholder	Services received	71,520	(71,520)	95,279	(95,279)
0-E	Heineken Brouwerijen B.V.	Netherlands	Related to the controller's shareholder	Purchase of products	17,637,986	–	16,543,178	–
0-E	Heineken Brouwerijen B.V.	Netherlands	Related to the controller's shareholder	Royalty	14,514,754	(14,514,754)	19,199,831	(19,199,831)
0-E	Aerocentro S.A.	Paraguay	Related until March 16, 2023	Sales of products	357	250	1,452	1,016
0-E	Banco BASA S.A.	Paraguay	Related until March 16, 2023	Sales of products	103	72	1,796	1,257
0-E	Cadena Farmacenter S.A.	Paraguay	Related until March 16, 2023	Sales of products	14,606	10,224	14,883	10,418
0-E	Cementos Concepción S.A.E.	Paraguay	Related until March 16, 2023	Sales of products	–	–	2,366	1,656
0-E	Chajha S.A.	Paraguay	Related until March 16, 2023	Sales of products	809	566	6,320	4,424
0-E	Cigar Trading S.R.L.	Paraguay	Related until March 16, 2023	Sales of products	–	–	848	593
0-E	Club Libertad	Paraguay	Related until March 16, 2023	Sales of products	–	–	12,982	9,087
0-E	Consignataria de Ganado S.A.	Paraguay	Related until March 16, 2023	Sales of products	62	44	705	493
0-E	Emprendimientos Hoteleros S.A.E.C.A.	Paraguay	Related until March 16, 2023	Sales of products	1,259	881	21,279	14,895
0-E	ENEX Paraguay S.R.L.	Paraguay	Related to the subsidiary's shareholder	Sales of products	53,980	37,786	196,738	137,716
0-E	Fundación Ramón T. Cartes	Paraguay	Related until March 16, 2023	Sales of products	–	–	741	518
0-E	Ganadera Las Pampas S.A.	Paraguay	Related until March 16, 2023	Sales of products	712	498	3,930	2,751
0-E	Gráfica Editorial Inter-Sudamericana S.A.	Paraguay	Related until March 16, 2023	Sales of products	45	31	490	343
0-E	Horacio Cartes	Paraguay	Related until March 16, 2023	Dividends paid	2,513,295	–	–	–
0-E	La Misión S.A.	Paraguay	Related until March 16, 2023	Sales of products	257	180	1,278	894
0-E	Palermo S.A.	Paraguay	Related until March 16, 2023	Sales of products	4,790	3,353	9,613	6,729
0-E	Pamplona S.A.	Paraguay	Related until March 16, 2023	Sales of products	12	9	1,302	912
0-E	Prana S.A.	Paraguay	Related until March 16, 2023	Sales of products	79	56	348	243
0-E	QSR S.A.	Paraguay	Related until March 16, 2023	Sales of products	–	–	339,904	237,933
0-E	Saga Gym S.R.L.	Paraguay	Related until March 16, 2023	Sales of products	–	–	541	379
0-E	Sarah Cartes	Paraguay	Related until March 16, 2023	Purchase of shares	3,205,058	–	–	–
0-E	Tabacalera del Este S.A.	Paraguay	Related until March 16, 2023	Sales of products	4,578	3,204	44,089	30,863
0-E	Societé des Produits Nestlé S.A.	Switzerland	Related to the subsidiary's shareholder	Royalty	746,462	(746,462)	721,098	(721,098)

(*) Chairman of the Board of Directors until December 29, 2023.

(7) See Note 11 - Accounts and transactions with related parties, number (7).

For the years ended December 31, 2022 and 2021, the most significant transactions with related parties are detailed as follows:

Tax ID	Company	Country of origin	Relationship	Transaction	2022		2021
					Amounts	(Charges)/Credits (Effect on Income)	Amounts	(Charges)/Credits (Effect on Income)
					ThCh$	ThCh$	ThCh$	ThCh$
76,115,132-0	Canal 13 SpA.	Chile	Related to the controller's shareholder	Services received	1,155,452	(1,155,452)	1,862,501	(1,862,501)
76,178,803-5	Viña Tabalí S.A.	Chile	Related to the controller's shareholder	Services provided	1,849	1,849	2,200	2,200
76,313,970-0	Inversiones Irsa Ltda.	Chile	Related to the controller	Dividends paid	8,471,325	–	19,874,256	–
76,380,217-5	Hapag-Lloyd Chile SpA.	Chile	Related to the controller's shareholder	Services received	573,035	–	455,343	–
76,486,051-9	Inversiones Río Elqui SpA.	Chile	Related to non-controlling subsidiary	Loan	–	–	25,000	–
76,486,051-9	Inversiones Río Elqui SpA.	Chile	Related to non-controlling subsidiary	Loan payment	26,088	(1,088)	–	–
76,729,932-K	SAAM Logistics S.A.	Chile	Related to the controller's shareholder	Services received	667,898	–	163,589	–
76,800,322-K	Yanghe Chile SpA.	Chile	Shareholder of subsidiary	Dividends paid	2,240,801	–	1,403,236	–
77,051,330-8	Cervecería Kunstmann Ltda.	Chile	Related to non-controlling subsidiary	Services received	144,026	(144,026)	123,548	(123,548)
77,051,330-8	Cervecería Kunstmann Ltda.	Chile	Related to non-controlling subsidiary	Sales of products	832,185	644,128	683,279	528,872
77,755,610-K	Comercial Patagona Ltda.	Chile	Subsidiary of joint venture	Services received	499,147	(499,147)	514,992	(514,992)
77,755,610-K	Comercial Patagona Ltda.	Chile	Subsidiary of joint venture	Sales of products	11,376,459	7,327,373	9,919,947	6,389,260
78,259,420-6	Inversiones PFI Chile Ltda.	Chile	Shareholder of joint operation	Services provided	4,136,850	4,136,850	1,288,570	1,288,570
78,259,420-6	Inversiones PFI Chile Ltda.	Chile	Shareholder of joint operation	Services received	–	–	184,143	(184,143)
78,259,420-6	Inversiones PFI Chile Ltda.	Chile	Shareholder of joint operation	Purchase of products	20,804,801	–	16,825,818	–
79,985,340-K	Cervecera Valdivia S.A.	Chile	Shareholder of subsidiary	Dividends paid	2,497,851	–	2,446,878	–
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	Shareholder of subsidiary	Dividends paid	2,655,807	–	1,119,455	–
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	Shareholder of subsidiary	Loan and interest	32,772	2,751	36,710	3,009
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	Shareholder of subsidiary	Sales of products	9,021	5,956	11,495	7,590
90,703,000-8	Nestlé Chile S.A.	Chile	Shareholder of subsidiary	Dividends paid	8,447,312	–	6,708,433	–
91,705,000-7	Quiñenco S.A.	Chile	Controller's shareholder	Sales of products	39,859	27,941	21,151	14,827
92,011,000-2	Empresa Nacional de Energía Enex S.A.	Chile	Related to the controller's shareholder	Purchase of products	293,324	(293,324)	153,960	(153,960)
92,011,000-2	Empresa Nacional de Energía Enex S.A.	Chile	Related to the controller's shareholder	Services received	502,566	(502,566)	487,171	(487,171)
92,011,000-2	Empresa Nacional de Energía Enex S.A.	Chile	Related to the controller's shareholder	Purchase of fixed assets	173,828	–	–	–
93,920,000-2	Antofagasta Minerals S.A.	Chile	Related to the controller's shareholder	Sales of products	1,405	1,042	3,280	2,433
94,625,000-7	Inversiones Enex S.A.	Chile	Related to the controller's shareholder	Sales of products	1,953,745	1,387,200	1,713,899	1,216,904
96,427,000-7	Inversiones y Rentas S.A.	Chile	Controller	Dividends paid	73,088,417	–	169,256,200	–
96,427,000-7	Inversiones y Rentas S.A.	Chile	Controller	Services provided	10,557	10,557	9,594	9,594
96,571,220-8	Banchile Corredores de Bolsa S.A.	Chile	Related to the controller's shareholder	Investments	149,300,000	–	91,000,000	–
96,571,220-8	Banchile Corredores de Bolsa S.A.	Chile	Related to the controller's shareholder	Investment Rescue	148,410,149	110,149	116,319,261	17,476,786
96,591,040-9	Empresas Carozzi S.A.	Chile	Shareholder of joint operation	Purchase of products	6,177,739	–	3,930,995	–
96,591,040-9	Empresas Carozzi S.A.	Chile	Shareholder of joint operation	Sales of products	137,697	129,228	105,618	99,122
96,657,690-1	Inversiones Punta Brava S.A.	Chile	Related to the controller's shareholder	Services received	449,860	(449,860)	39,223	(39,223)
96,657,690-1	Inversiones Punta Brava S.A.	Chile	Related to the controller's shareholder	Sales of products	1,177	824	–	–
96,689,310-9	Transbank S.A.	Chile	Related to the controller's shareholder	Services received	311,390	(311,390)	318,312	(318,312)
96,798,520-1	SAAM Extraportuario S.A.	Chile	Related to the controller's shareholder	Services received	243,771	–	26,759	–
96,810,030-0	Radiodifusión SpA.	Chile	Related to the controller's shareholder	Services received	103,396	(103,396)	284,709	(284,709)
96,919,980-7	Cervecería Austral S.A.	Chile	Joint venture	Purchase of products	23,629,417	–	18,180,143	–
96,919,980-7	Cervecería Austral S.A.	Chile	Joint venture	Dividends received	3,374,340	–	1,771,495	–
96,919,980-7	Cervecería Austral S.A.	Chile	Joint venture	Services provided	376,620	376,620	326,264	326,264
96,919,980-7	Cervecería Austral S.A.	Chile	Joint venture	Royalty	5,628,246	(5,628,246)	5,489,100	(5,489,100)
96,919,980-7	Cervecería Austral S.A.	Chile	Joint venture	Sales of products	146,738	105,831	73,562	53,055
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Derivatives	77,238,037	(234,142)	90,001,229	4,195,190
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Interests	267,368	(267,368)	72,605	(72,605)
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Investments	282,850,110	–	431,716,879	–
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Services received	42,572	(42,572)	398,855	(398,855)
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Investment Rescue	305,336,443	495,848	425,089,594	3,354,006
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Sales of products	257,898	230,765	174,307	155,969
0-E	Ecor Ltda.	Bolivia	Related to the subsidiary's shareholder	Services received	78,996	(78,996)	76,786	(76,786)
0-E	Inversiones BEBINV S.A.	Bolivia	Related to the subsidiary's shareholder	Contribution of capital	1,648,121	–	–	–
0-E	Central Cervecera de Colombia S.A.S.	Colombia	Joint venture	Contribution of capital	10,328,704	–	–	–
0-E	Zona Franca Central Cervecera S.A.S.	Bolivia	Joint venture	Contribution of capital	–	–	5,791,718	–
0-E	Water Latam S.L.	Spain	Associate controller	Purchase of shares	25,594,237	–	–	–
0-E	Amstel Brouwerijen B.V.	Netherlands	Related to the controller's shareholder	License and technical assistance	971,055	(971,055)	274,937	(274,937)
0-E	Heineken Brouwerijen B.V.	Netherlands	Related to the controller's shareholder	Purchase of products	16,543,178	–	16,520,290	–
0-E	Heineken Brouwerijen B.V.	Netherlands	Related to the controller's shareholder	License and technical assistance	19,199,831	(19,199,831)	18,793,675	(18,793,675)
0-E	Heineken Brouwerijen B.V.	Netherlands	Related to the controller's shareholder	Services received	95,279	(95,279)	108,396	(108,396)
0-E	Aerocentro S.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	1,452	1,016	957	670
0-E	Banco BASA S.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	1,796	1,257	1,502	1,051
0-E	Cadena Farmacenter S.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	14,883	10,418	1,185	829
0-E	Cementos Concepción S.A.E.	Paraguay	Related to the subsidiary's shareholder	Sales of products	2,366	1,656	1,287	901
0-E	Chajha S.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	6,320	4,424	6,178	4,325
0-E	Cigar Trading S.R.L.	Paraguay	Related to the subsidiary's shareholder	Sales of products	848	593	676	473
0-E	Club Libertad	Paraguay	Related to the subsidiary's shareholder	Sales of products	12,982	9,087	–	–
0-E	Consignataria de Ganado S.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	705	493	1,215	850
0-E	Emprendimientos Hoteleros S.A.E.C.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	21,279	14,895	13,338	9,337
0-E	ENEX Paraguay S.R.L.	Paraguay	Related to the subsidiary's shareholder	Sales of products	196,738	137,716	77,782	54,447
0-E	Fundación Ramón T. Cartes	Paraguay	Related to the subsidiary's shareholder	Sales of products	741	518	725	508
0-E	Ganadera Las Pampas S.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	3,930	2,751	4,744	3,321
0-E	Gráfica Editorial Inter-Sudamericana S.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	490	343	284	199
0-E	Habacorp S.R.L.	Paraguay	Related to the subsidiary's shareholder	Sales of products	–	–	204	143
0-E	La Misión S.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	1,278	894	732	512
0-E	Palermo S.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	9,613	6,729	13,066	9,146
0-E	Pamplona S.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	1,302	912	825	578
0-E	Prana S.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	348	243	999	699
0-E	QSR S.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	339,904	237,933	37,416	26,191
0-E	Saga Gym S.R.L.	Paraguay	Related to the subsidiary's shareholder	Sales of products	541	379	281	197
0-E	Tabacalera del Este S.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	44,089	30,863	23,405	16,384
0-E	Societé des Produits Nestlé S.A.	Switzerland	Related to the subsidiary's shareholder	Royalty	721,098	(721,098)	374,723	(374,723)

Schedule of remunerations of directors and chief executives

	For the years ended as of December 31,
	2023	2022	2021
	ThCh$	ThCh$	ThCh$
Audit's Committee	64,704	67,307	71,380
Directors' Committee	82,379	75,494	67,691
Attendance meetings fee (*)	1,472,234	1,537,747	1,460,776
Dividend Participation (*)	2,008,338	2,646,357	3,004,895

(*) In 2023 and 2022, includes accrued per diem and participations of Director María Gabriela Cadenas.

Chief Executives’ remunerations:

	For the years ended as of December 31,
	2023	2022	2021
	ThCh$	ThCh$	ThCh$
Directors' Committee	23,177	20,084	17,689
Attendance meetings fee	193,382	224,474	226,566
Dividend Participation	37,437	28,009	28,064